Basis of preparation of the financial statements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Basis of preparation of the financial statements

2. Basis of preparation of the financial statements and changes to the Group’s accounting policies

a) Basis of preparation of the unaudited interim condensed consolidated financial statements

The unaudited interim condensed consolidated financial statements as of March 31, 2020 and for the three months ended March 31, 2020 and 2019 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”).

The unaudited interim condensed consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.

The unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual consolidated financial statements as of December 31, 2019 included in the Form 20-F for the year ended December 31, 2019 filed with the SEC (U.S Securities Exchange Commission) on April 29, 2020.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.

The unaudited interim condensed consolidated financial statements are presented in Brazilian reais (“R$”), and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.

b) Basis of consolidation

There were no changes since December 31, 2019 in the accounting practices adopted for consolidation and in the direct and indirect interests of Company in its subsidiaries for the purposes of these unaudited interim condensed consolidated financial statements, except for the following item:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	March 31, 2020	December 31, 2019
Indirectly controlled
XP PE Gestão de Recursos Ltda. (ii)	Brazil	Private equity asset management	99.10%	—

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	New operating subsidiaries incorporated in 2020.

c) Segment reporting

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 16), with no corresponding detail at any margin or profitability levels.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the unaudited interim condensed consolidated statements of income and of comprehensive income and unaudited interim condensed consolidated balance sheet.

See Note 16 (c) for a breakdown of total revenue and income and selected assets by geographic location

d) Impacts related COVID-19 in the current period

Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. The current pandemic is expected to have a negative impact on global, regional and national economies and to disrupt supply chains and otherwise reduce international trade and business activity. The Group has reviewed its exposure to economic-related and market volatility, which could negatively impact the value of a certain class of financial instruments but has not identified relevant impact to the financial performance or position of the group as March 31, 2020. The company has sufficient headroom to enable it to conform to covenants on its existing borrowings and sufficient working capital and undrawn financing facilities to service its operating activities and ongoing investments.

Although the Group have not identified relevant impacts to its financial performance as at March 31, 2020, the Group is monitoring COVID-19 effects on its business, which are still uncertain and will depend on the severity of the coronavirus and the actions to contain or treat its impact, among others.

As a consequence of this pandemic, most of the Group’s employees is working from home. Based on thorough assessments about the well-being and performance of our workforce, management announced on June 11, 2020, the permanent and company-wide adoption of the home-office model. The reduction in such footprint and the potential financial consequences of such actions are being analyzed by management.

Additionally, XP Inc announced its intention to establish new corporate headquarters outside the city of São Paulo (“Villa XP”), with an innovative architecture comprising workstations, meeting rooms and common areas. The financial impacts of such initiative are still under evaluation.

e) New standards, interpretations and amendments not yet adopted

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2019.

Certain new accounting standards and interpretations have been published that are not mandatory for the period ended March 31, 2020, and have not been early adopted by the group. These standards are not expected to have a material impact on the entity in the current or future financial statements periods and on foreseeable future transactions.

The Group did not have to change its accounting policies or make retrospective adjustments as a result of adopting these standards.

f) Estimates

The preparation of unaudited interim condensed consolidated financial statements of the Group requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the reporting date. Actual results may differ from these estimates.

In preparing these unaudited interim condensed consolidated financial statements, the significant judgements and estimates made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that are set the consolidated financial statements for the year ended December 31, 2019.

2. Basis of preparation of the financial statements

(i) Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for financial instruments that have been measured at fair value.

The preparation of financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in Note 4.

The consolidated financial statements are presented in Brazilian reais (“R$”), and all amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand currency units unless otherwise stated.

As mentioned in the Note 1, the Group carried out a corporate reorganization in order to prepare the structure for the Initial Public Offering of its shares. As result, XP Inc. was incorporated in 2019 and is currently the entity which is registered with the Securities Exchange Commission and for which these financial statements are presented. The comparative historical figures presented in these financial statements are the ones of the predecessor entity, XP Investimentos S.A.

The balance sheet is presented in order of liquidity of assets and liabilities. The timing of their realization or settlement is dependent not just on their liquidity, but also on management’s judgements on expected movements in market prices and other relevant aspects.

(ii) New and amended standards adopted by the Group

The Group applies, for the first time on January 1, 2019, IFRS 16 Leases and IFRIC 23 Uncertainty over Income Tax Treatment. As required by IFRS, the nature and effect of these changes are disclosed in Note 3 (vii), including the new accounting policies that have been applied since then. Comparative for the 2018 financial year have not been restated.

Other amendments and interpretations apply for the first time in 2019, but do not have an impact on the annual consolidated financial statements of the Group.

Certain new accounting standards and interpretations have been published that are not mandatory for 2019 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

(iii) Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company as of December 31, 2019 and 2018 and for each of the years ended December 31, 2019, 2018 and 2017.

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group (refer to Note 5.

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of income and of comprehensive income, statement of changes in equity and balance sheet respectively.

(iv) Segment reporting

In reviewing the operational performance of the Group and allocating resources, the chief operating decision maker of the Group (“CODM”), who is the Group’s Chief Executive Officer (“CEO”) and the Board of Directors (“BoD”), represented by statutory directors holders of ordinary shares of the immediate parent of the Company, reviews selected items of the statement of income and of comprehensive income.

The CODM considers the whole Group as a single operating and reportable segment, monitoring operations, making decisions on fund allocation and evaluating performance based on a single operating segment. The CODM reviews relevant financial data on a combined basis for all subsidiaries. Disaggregated information is only reviewed at the revenue level (Note 26), with no corresponding detail at any margin or profitability levels.

The Group’s revenue, results and assets for this one reportable segment can be determined by reference to the consolidated statement of income and of comprehensive income and consolidated balance sheet.

See Note 26 (c) for a breakdown of revenues and income and selected assets from external customers by country of domicile.

(v) Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Brazilian Reais (“R$”), which is the Group functional and presentation currency.

The functional currency for all the Company’s subsidiaries in Brazil is also the Brazilian reais. Certain subsidiaries outside of Brazil have different functional currencies, including US Dollar (“USD”), Euro (“EUR”), Pound sterling (“GBP”) and Swiss Franc (“CHF”).

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss. They are deferred in equity if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.

Foreign exchange gains and losses that relate to borrowings are presented in the statement of income and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within interest expense on debt.

Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.

(iii) Group companies

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

•

income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions); and

•	all resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities, and of borrowings and other financial instruments designated as hedges of such investments, are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.